Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

April 30, 2022

Dates Covered
Collections Period	04/01/22 - 04/30/22
Interest Accrual Period	04/15/22 - 05/15/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/22	94,170,424.41	11,263
Yield Supplement Overcollateralization Amount 03/31/22	2,519,719.83	0
Receivables Balance 03/31/22	96,690,144.24	11,263
Principal Payments	6,554,963.94	241
Defaulted Receivables	79,756.86	6
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/22	2,247,816.91	0
Pool Balance at 04/30/22	87,807,606.53	11,016

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.22%
Prepayment ABS Speed	1.05%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	1,156,276.96	88
Past Due 61-90 days	212,992.60	17
Past Due 91-120 days	33,466.28	4
Past Due 121+ days	0.00	0
Total	1,402,735.84	109

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.56%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	51,037.91
Aggregate Net Losses/(Gains) - April 2022	28,718.95
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.36%
Prior Net Losses/(Gains) Ratio	-0.01%
Second Prior Net Losses/(Gains) Ratio	-0.50%
Third Prior Net Losses/(Gains) Ratio	0.62%
Four Month Average	0.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.97%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average Contract Rate	3.09%
Weighted Average Contract Rate, Yield Adjusted	6.09%
Weighted Average Remaining Term	20.60

Flow of Funds	$ Amount
Collections	6,848,452.77
Investment Earnings on Cash Accounts	550.45
Servicing Fee	(80,575.12)
Transfer to Collection Account	0.00
Available Funds	6,768,428.10

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	155,234.49
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	6,362,817.88
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	185,602.06

Total Distributions of Available Funds	6,768,428.10

Servicing Fee	80,575.12
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 04/15/22	85,999,005.52
Principal Paid	6,362,817.88
Note Balance @ 05/16/22	79,636,187.64

Class A-1
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-3
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-4
Note Balance @ 04/15/22	61,479,005.52
Principal Paid	6,362,817.88
Note Balance @ 05/16/22	55,116,187.64
Note Factor @ 05/16/22	76.8491183%

Class B
Note Balance @ 04/15/22	24,520,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	24,520,000.00
Note Factor @ 05/16/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	220,008.16
Total Principal Paid	6,362,817.88
Total Paid	6,582,826.04

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	3.03000%
Interest Paid	155,234.49
Principal Paid	6,362,817.88
Total Paid to A-4 Holders	6,518,052.37

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2740374
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.9253872
Total Distribution Amount	8.1994246

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	2.1644519
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	88.7174830
Total A-4 Distribution Amount	90.8819349

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/22	2,042,854.72
Investment Earnings	481.31
Investment Earnings Paid	(481.31)
Deposit/(Withdrawal)	-
Balance as of 05/16/22	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$205,676.77	$234,969.99	$214,746.49
Number of Extensions	21	19	18
Ratio of extensions to Beginning of Period Receivables Balance	0.21%	0.22%	0.19%